July 29, 2003



Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Municipal Trust (the "Trust")
         State Municipal Bond Funds
         Evergreen California Municipal Bond Fund
         Evergreen Connecticut Municipal Bond Fund
         Evergreen New Jersey Bond Fund
         Evergreen New York Municipal Bond Fund
         Evergreen Pennsylvania Municipal Bond Fund
         (collectively, the "Funds")
         File Nos. 333-36033/811-08367


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 36 to Registration Statement No. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 25, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                          Stephanie P. Thistlewood